Debt - Minimum Annual Repayments of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 23,745	$ 26,053
Operating Segments
Debt Instrument [Line Items]
2022	10,061
2023	4,332
2024	3,370
2025	1,826
2026	2,145
2027	2,011
Intersegment
Debt Instrument [Line Items]
Total	0
Industrial Activities
Debt Instrument [Line Items]
Total	6,163	8,288
Industrial Activities | Operating Segments
Debt Instrument [Line Items]
2022	187
2023	1,036
2024	854
2025	852
2026	568
2027	1,868
Industrial Activities | Intersegment
Debt Instrument [Line Items]
Total	798
Financial Services
Debt Instrument [Line Items]
Total	19,435	$ 19,638
Financial Services | Operating Segments
Debt Instrument [Line Items]
2022	9,874
2023	3,296
2024	2,516
2025	974
2026	1,577
2027	143
Financial Services | Intersegment
Debt Instrument [Line Items]
Total	$ 1,055